CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 38,452,206	$ 56,292,093	$ 53,418,112
Cost of sales	(36,488,874)	(52,367,418)	(48,713,456)
Gross profit	1,963,332	3,924,675	4,704,656
Operating expense:
Selling expenses	(2,383,372)	(1,416,283)	(2,251,997)
General and administrative expenses	(3,248,267)	(5,295,518)	(5,376,137)
Allowance for doubtful accounts and obsolescence stock	(77,808,582)	(25,162,381)	(7,509,470)
Total operating expenses	(83,440,221)	(31,874,182)	(15,137,604)
Other income (expenses):
Interest expenses	(1,388,102)	(3,254,991)	(3,710,945)
Interest income	57	504	336,623
Change in fair value of warrants	205,785	531,099	6,856,682
Gain on disposal of a subsidiary	0	0	435,488
Other (loss) gains - net	(230,186)	2,245,651	(1,043,130)
Total other (expenses) income	(1,412,446)	(477,737)	2,874,718
Loss before income taxes	(82,889,335)	(28,427,244)	(7,558,230)
Income taxes (Note 12)	0	0	802,627
Net loss	(82,889,335)	(28,427,244)	(6,755,603)
Other comprehensive income (loss)
Foreign currency translation adjustments	7,422,092	(1,881,886)	(12,263,307)
Total other comprehensive income	7,422,092	(1,881,886)	(12,263,307)
Comprehensive (loss) income	$ (75,467,243)	$ (30,309,130)	$ (19,018,910)
(Loss) earnings per share attributable to Equity holders of the Company (Note 13)
- Basic (in dollars per share)	$ (7.11)	$ (2.87)	$ (1.46)
- Diluted (in dollars per share)	$ (7.11)	$ (2.87)	$ (1.46)
Weighted average shares used in calculating (Loss) earnings per ordinary share
- Basic (in shares)	11,653,729	9,914,313	9,323,108
- Diluted (in shares)	11,653,729	9,914,313	9,323,108